SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT INFORMATION
20.
SEGMENT INFORMATION

Segments are business units that offer different services and are reviewed separately by the chief operating decision maker (the “CODM”), or the decision-making group, in deciding how to allocate resources and in assessing performance. The CODM, who is responsible for allocating resources and assessing performance of the operating segment, has been identified as the Group’s Chief Executive Officer. The Group operates as a single operating segment. The single operating segment is reported in a manner consistent with the internal reporting provided to the CODM.

The Group primarily operates its business in the New Zealand, Singapore, and the United States for the periods ended June 30, 2023, and 2024. The following table presents total revenues by geographic area for the periods indicated.

The Intra-companies revenues have been eliminated in this geographic information to reflect the external business conducted in each geographic region. The geographic analysis presented below is based on the location of the subsidiaries in which the transactions are recorded. This geographic information does not reflect the way the Company’s business is managed.

	For the six months ended June 30,
	2023	2024
	US$	US$
Revenue
The Cayman Island	1,327,541	1,158,307
New Zealand	58,726,681	62,381,394
The United States	32,848,869	54,838,677
Singapore	34,459,910	37,370,022
Hong Kong	2,324,297	7,150,842
Others	2,693,126	3,486,258
Total Revenues	132,380,424	166,385,500